SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Beginning balance	$ 13,337	$ 14,691
Additions
Write-off uncollectible balance
Foreign currency translation adjustments	(334)	(1,354)
Ending balance	$ 13,004	$ 13,337